Prepayments, Deposits and Other Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance For Credit Losses [Abstract]
Beginning balance	$ 281,694	$ 364,973	$ 313,844
Provision for credit losses	9,065,372		75,000
Written-off	(8,787,174)	(75,000)
Foreign currency translation adjustments	(11,644)	(8,279)	(23,871)
Ending balance	$ 548,248	$ 281,694	$ 364,973